Allowance for Credit Losses (Detail) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)		Sep. 30, 2014 INR		Mar. 31, 2014 INR	Sep. 30, 2014 Specific allowance for credit losses Retail Loans Auto loans INR	Mar. 31, 2014 Specific allowance for credit losses Retail Loans Auto loans INR	Sep. 30, 2014 Specific allowance for credit losses Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Specific allowance for credit losses Retail Loans Personal loans/Credit card INR	Sep. 30, 2014 Specific allowance for credit losses Retail Loans Retail Business Banking INR	Mar. 31, 2014 Specific allowance for credit losses Retail Loans Retail Business Banking INR	Sep. 30, 2014 Specific allowance for credit losses Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Specific allowance for credit losses Retail Loans Commercial vehicle and construction equipment finance INR	Sep. 30, 2014 Specific allowance for credit losses Retail Loans Housing loans INR	Mar. 31, 2014 Specific allowance for credit losses Retail Loans Housing loans INR	Sep. 30, 2014 Specific allowance for credit losses Retail Loans Other retail INR	Mar. 31, 2014 Specific allowance for credit losses Retail Loans Other retail INR	Sep. 30, 2014 Specific allowance for credit losses Wholesale loans INR	Mar. 31, 2014 Specific allowance for credit losses Wholesale loans INR	Sep. 30, 2014 Unallocated allowance for credit losses Retail Loans INR	Mar. 31, 2014 Unallocated allowance for credit losses Retail Loans INR	Sep. 30, 2014 Unallocated allowance for credit losses Wholesale loans INR	Mar. 31, 2014 Unallocated allowance for credit losses Wholesale loans INR
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	$ 688.2		42,613.2		33,694.2	796.1	556.7	1,267.3	1,067.1	5,598.1	5,058.2	3,472.9	2,094.4	116.7	185.0	2,082.0	1,751.0	7,316.1	5,754.5	19,225.5	14,731.6	2,738.5	2,495.7
Write-offs	(124.0)		(7,676.0)		(14,909.1)	(1,320.5)	(2,150.4)	(3,351.3)	(5,748.9)	(209.0)	(93.7)	(2,141.9)	(5,014.1)	(8.2)	(21.3)	(620.9)	(1,166.2)	(24.2)	(714.5)
Net allowance for credit losses	175.8	[1]	10,886.5	[1]	23,828.1 [2]	1,444.8 [1]	2,389.8 [2]	3,414.9 [1]	5,949.1 [2]	970.4 [1]	633.6 [2]	2,803.0 [1]	6,392.6 [2]	4.9 [1]	(47.0) [2]	1,139.5 [1]	1,497.2 [2]	1,313.1 [1]	2,276.1 [2]	(268.6) [1]	4,493.9 [2]	64.5 [1]	242.8 [2]
Allowance for credit losses, end of the period	740.0		45,823.7		42,613.2	920.4	796.1	1,330.9	1,267.3	6,359.5	5,598.1	4,134.0	3,472.9	113.4	116.7	2,600.6	2,082.0	8,605.0	7,316.1	18,956.9	19,225.5	2,803.0	2,738.5
Allowance for credit losses:
Allowance individually evaluated for impairment	138.9		8,605.0		7,316.1	0	0	0	0	0	0	0	0	0	0	0	0	8,605.0	7,316.1	0	0	0	0
Allowance collectively evaluated for impairment	601.1		37,218.7		35,297.1	920.4	796.1	1,330.9	1,267.3	6,359.5	5,598.1	4,134.0	3,472.9	113.4	116.7	2,600.6	2,082.0	0	0	18,956.9	19,225.5	2,803.0	2,738.5
Loans:
Loans individually evaluated for impairment	154.3		9,552.1		8,758.2	0	0	0	0	0	0	0	0	0	0	0	0	9,552.1	8,758.2	0	0	0	0
Loans collectively evaluated for impairment	$ 55,536.6		3,438,823.7		3,219,503.1	2,149.1	1,845.2	2,103.2	1,984.4	8,758.4	7,104.6	6,859.8	6,207.8	209.1	205.8	5,095.8	3,580.5	0	0	2,331,880.9	2,167,409.4	1,081,767.4	1,031,165.4

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 3,554.0 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 6,400.0 million.